Unaudited condensed consolidated interim statement of changes in equity - USD ($) $ in Thousands	Total	Equity attributable to owners of the Company	Share capital	Share premium	Trans-lation reserve	Hedging reserve	Treasury shares	Retained earnings	Non-controlling interest
Beginning balance at Dec. 31, 2023	$ 2,357,373	$ 2,357,373	$ 239,148	$ 1,466,529	$ 235	$ 1,140	$ (157,595)	$ 807,916
Profit (loss) for the period	679,620	679,620						679,620
Total other comprehensive income (expense)	1,141	1,141			(309)	1,268		182
Total comprehensive income (expense)	680,761	680,761			(309)	1,268		679,802
Transactions with owners of the company
Business Combination	(796,970)	(796,970)						(796,970)
Dividends to equity holders	(887,571)	(887,571)		(835,132)				(52,439)
Treasury shares acquired	(126,913)	(126,913)					(126,913)
Total transactions with owners	(1,811,454)	(1,811,454)		(835,132)			(126,913)	(849,409)
Ending balance at Jun. 30, 2024	1,226,680	1,226,680	239,148	631,397	(74)	2,408	(284,508)	638,309	$ 0
Beginning balance at Dec. 31, 2024	1,192,324	1,192,324	239,148	460,486	(2,045)	2,145	(284,508)	777,098	0
Profit (loss) for the period	32,789	51,766						51,766	(18,977)
Total other comprehensive income (expense)	9,536	9,536			11,330	(1,794)
Total comprehensive income (expense)	42,325	61,302			11,330	(1,794)		51,766	(18,977)
Transactions with owners of the company
Business Combination - initial purchase	1,460,354								1,460,354
Business Combination - subsequent purchases	(137,066)	73,705						73,705	(210,771)
Dividends to equity holders	0
Dividends to non-controlling interest	(5,095)								(5,095)
Total transactions with owners	1,318,193	73,705						73,705	1,244,488
Ending balance at Jun. 30, 2025	$ 2,552,842	$ 1,327,331	$ 239,148	$ 460,486	$ 9,285	$ 351	$ (284,508)	$ 902,569	$ 1,225,511